Balance Sheet Parenthetical (10-Q) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments available for sale:
Fixed maturies, at market (amortized cost)	$ 142,487,253	$ 142,948,693	$ 138,680,398
Equity securities, cost	11,641,116	13,940,811	14,316,463
Trading securities, cost	28,447,996	34,183,252	19,043,448
Investment in unconsolidated affiliate, cost	5,000,000	5,000,000	5,000,000
Trading Securities, Proceeds	$ 16,494,442	$ 17,387,108	$ 10,590,552
Shareholders' equity:
Common stock, stated value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	7,000,000	7,000,000	7,000,000
Common stock, issued (in shares)	3,810,825	3,848,079	3,884,445
Common stock, outstanding (in shares)	3,810,825	3,848,079	3,884,445
Common stock, treasury shares (in shares)	484,183	446,929	410,838